UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Van Den Berg Management Inc/TX
Address:  805 Las Cimas Parkway Suite 430
          Austin, TX 78746


Form 13F File Number:  028-05495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim Brilliant
Title:    Vice President
Phone:    (512) 329-0050

Signature, Place, and Date of Signing:

      /s/ Jim Brilliant               Austin, Texas             August 9, 2012
      -----------------               -------------             --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          110
                                         -----------

Form 13F Information Table Value Total:  $ 1,239,059
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
21VIANET GROUP INC             SPONSORED ADR    90138A103         163      14,200 SH       SOLE                   14,200
3M CO                          COM              88579Y101      22,372     249,687 SH       SOLE                  249,687
ABM INDS INC                   COM              000957100      13,472     688,732 SH       SOLE                  688,732
AMERICAN EXPRESS CO            COM              025816109      14,470     248,591 SH       SOLE                  248,591
APOGEE ENTERPRISES INC         COM              037598109      14,217     884,677 SH       SOLE                  884,677
APPLIED MATLS INC              COM              038222105      31,921   2,789,105 SH       SOLE                2,789,105
ASTEC INDS INC                 COM              046224101      23,469     764,958 SH       SOLE                  764,958
BANCORPSOUTH INC               COM              059692103         240      16,500 SH       SOLE                   16,500
BELO CORP                      COM SER A        080555105         168      26,105 SH       SOLE                   26,105
BENCHMARK ELECTRS INC          COM              08160H101      20,366   1,459,934 SH       SOLE                1,459,934
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      32,643     391,732 SH       SOLE                  391,732
BLUCORA INC                    COM              095229100         393      31,915 SH       SOLE                   31,915
CALAMP CORP                    COM              128126109         184      25,100 SH       SOLE                   25,100
CAMPBELL SOUP CO               COM              134429109       5,817     174,258 SH       SOLE                  174,258
C D I CORP                     COM              125071100      23,720   1,446,335 SH       SOLE                1,446,335
SCHWAB CHARLES CORP NEW        COM              808513105         634      49,015 SH       SOLE                   49,015
CINTAS CORP                    COM              172908105       9,796     253,709 SH       SOLE                  253,709
CISCO SYS INC                  COM              17275R102      46,194   2,690,395 SH       SOLE                2,690,395
COCA COLA CO                   COM              191216100       9,554     122,191 SH       SOLE                  122,191
COHU INC                       COM              192576106         296      29,164 SH       SOLE                   29,164
COMCAST CORP NEW               CL A SPL         20030N200      31,192     993,382 SH       SOLE                  993,382
COMSTOCK MNG INC               COM              205750102       1,482     600,020 SH       SOLE                  600,020
CORE MARK HOLDING CO INC       COM              218681104      20,501     425,863 SH       SOLE                  425,863
CORNING INC                    COM              219350105      13,860   1,071,953 SH       SOLE                1,071,953
DELL INC                       COM              24702R101      32,952   2,634,080 SH       SOLE                2,634,080
DIREXION SHS ETF TR            DLY SMCAP BEAR3X 25459W110         354      19,575 SH       SOLE                   19,575
DREW INDS INC                  COM NEW          26168L205         227       8,149 SH       SOLE                    8,149
DUSA PHARMACEUTICALS INC       COM              266898105          99      18,900 SH       SOLE                   18,900
EARTHLINK INC                  COM              270321102         167      22,425 SH       SOLE                   22,425
ELLINGTON FINANCIAL LLC        COM              288522303         343      16,200 SH       SOLE                   16,200
EMCOR GROUP INC                COM              29084Q100         200       7,200 SH       SOLE                    7,200
EMERSON ELEC CO                COM              291011104      30,638     657,758 SH       SOLE                  657,758
ENCORE WIRE CORP               COM              292562105      15,945     595,419 SH       SOLE                  595,419
EXELON CORP                    COM              30161N101         220       5,860 SH       SOLE                    5,860
EXXON MOBIL CORP               COM              30231G102      15,931     186,181 SH       SOLE                  186,181
FLOW INTL CORP                 COM              343468104         217      69,635 SH       SOLE                   69,635
FORTUNE BRANDS HOME & SEC IN   COM              34964C106      13,993     628,341 SH       SOLE                  628,341
FSI INTL INC                   COM              302633102          79      22,100 SH       SOLE                   22,100
GAIAM INC                      CL A             36268Q103         220      56,440 SH       SOLE                   56,440
GRANITE CONSTR INC             COM              387328107      16,461     630,438 SH       SOLE                  630,438
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109         332      13,050 SH       SOLE                   13,050
HANMI FINL CORP                COM NEW          410495204         377      36,000 SH       SOLE                   36,000
HARSCO CORP                    COM              415864107      28,673   1,406,902 SH       SOLE                1,406,902
HEIDRICK & STRUGGLES INTL IN   COM              422819102       7,257     414,683 SH       SOLE                  414,683
HEWLETT PACKARD CO             COM              428236103         739      36,770 SH       SOLE                   36,770
HIMAX TECHNOLOGIES INC         SPONSORED ADR    43289P106         280     149,200 SH       SOLE                  149,200
HOMEOWNERS CHOICE INC          COM              43741E103         215      12,190 SH       SOLE                   12,190
HUTCHINSON TECHNOLOGY INC      COM              448407106       1,406     962,830 SH       SOLE                  962,830
II VI INC                      COM              902104108         200      11,970 SH       SOLE                   11,970
ILLINOIS TOOL WKS INC          COM              452308109       1,687      31,895 SH       SOLE                   31,895
INNOVATIVE SOLUTIONS & SUPPO   COM              45769N105         454     137,676 SH       SOLE                  137,676
INSTEEL INDUSTRIES INC         COM              45774W108       8,629     773,944 SH       SOLE                  773,944
INTEL CORP                     COM              458140100      36,145   1,356,272 SH       SOLE                1,356,272
JACOBS ENGR GROUP INC DEL      COM              469814107      47,249   1,247,984 SH       SOLE                1,247,984
JOHNSON & JOHNSON              COM              478160104         344       5,090 SH       SOLE                    5,090
KONGZHONG CORP                 SPONSORED ADR    50047P104         271      33,735 SH       SOLE                   33,735
KORN FERRY INTL                COM NEW          500643200       4,594     320,112 SH       SOLE                  320,112
KROGER CO                      COM              501044101       1,808      77,960 SH       SOLE                   77,960
STARRETT L S CO                CL A             855668109         703      60,771 SH       SOLE                   60,771
LAWSON PRODS INC               COM              520776105       1,516     163,875 SH       SOLE                  163,875
LAYNE CHRISTENSEN CO           COM              521050104       2,124     102,635 SH       SOLE                  102,635
LEAPFROG ENTERPRISES INC       CL A             52186N106         348      33,900 SH       SOLE                   33,900
LIQUIDITY SERVICES INC         COM              53635B107         287       5,600 SH       SOLE                    5,600
LYDALL INC DEL                 COM              550819106      19,161   1,417,207 SH       SOLE                1,417,207
M D C HLDGS INC                COM              552676108      57,929   1,773,150 SH       SOLE                1,773,150
MARSH & MCLENNAN COS INC       COM              571748102      13,829     429,060 SH       SOLE                  429,060
MAXWELL TECHNOLOGIES INC       COM              577767106       5,403     823,698 SH       SOLE                  823,698
MEDTRONIC INC                  COM              585055106      15,111     390,171 SH       SOLE                  390,171
MICROSOFT CORP                 COM              594918104      75,108   2,455,314 SH       SOLE                2,455,314
MOLEX INC                      COM              608554101       7,884     329,336 SH       SOLE                  329,336
MULTIMEDIA GAMES HLDG CO INC   COM              625453105         468      33,450 SH       SOLE                   33,450
NAUTILUS INC                   COM              63910B102         148      44,835 SH       SOLE                   44,835
NEWMONT MINING CORP            COM              651639106      27,397     564,777 SH       SOLE                  564,777
NEWPORT CORP                   COM              651824104       8,069     671,302 SH       SOLE                  671,302
NQ MOBILE INC                  ADR REPSTG CL A  64118U108         112      13,700 SH       SOLE                   13,700
OMEGA FLEX INC                 COM              682095104         123      10,302 SH       SOLE                   10,302
ORION MARINE GROUP INC         COM              68628V308      18,901   2,715,663 SH       SOLE                2,715,663
PAYCHEX INC                    COM              704326107      21,823     694,777 SH       SOLE                  694,777
PC-TEL INC                     COM              69325Q105         108      16,764 SH       SOLE                   16,764
PERCEPTRON INC                 COM              71361F100       1,242     225,883 SH       SOLE                  225,883
PHILIP MORRIS INTL INC         COM              718172109         224       2,565 SH       SOLE                    2,565
PLANAR SYS INC                 COM              726900103         368     227,353 SH       SOLE                  227,353
POWELL INDS INC                COM              739128106      17,471     467,630 SH       SOLE                  467,630
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101         202       3,800 SH       SOLE                    3,800
RUBICON MINERALS CORP          COM              780911103          61      20,000 SH       SOLE                   20,000
RUDOLPH TECHNOLOGIES INC       COM              781270103       3,931     450,841 SH       SOLE                  450,841
SEABRIGHT HOLDINGS INC         COM              811656107      12,681   1,426,397 SH       SOLE                1,426,397
SERVOTRONICS INC               COM              817732100         593      69,342 SH       SOLE                   69,342
SPDR GOLD TRUST                GOLD SHS         78463V107         320       2,060 SH       SOLE                    2,060
STAPLES INC                    COM              855030102      36,592   2,803,999 SH       SOLE                2,803,999
STEELCASE INC                  CL A             858155203      27,400   3,034,346 SH       SOLE                3,034,346
SYNALLOY CP DEL                COM              871565107         174      15,299 SH       SOLE                   15,299
SYNERGY RES CORP               COM              87164P103         111      36,000 SH       SOLE                   36,000
SYSCO CORP                     COM              871829107         510      17,115 SH       SOLE                   17,115
TARGET CORP                    COM              87612E106      13,907     238,992 SH       SOLE                  238,992
THERMO FISHER SCIENTIFIC INC   COM              883556102      11,527     222,054 SH       SOLE                  222,054
TIDEWATER INC                  COM              886423102      14,576     314,414 SH       SOLE                  314,414
TITAN MACHY INC                COM              88830R101         502      16,525 SH       SOLE                   16,525
TOLL BROTHERS INC              COM              889478103      52,343   1,760,628 SH       SOLE                1,760,628
UNIVERSAL FST PRODS INC        COM              913543104      21,382     548,539 SH       SOLE                  548,539
VALERO ENERGY CORP NEW         COM              91913Y100      26,572   1,100,295 SH       SOLE                1,100,295
VCA ANTECH INC                 COM              918194101       6,156     280,066 SH       SOLE                  280,066
VELTI PLC ST HELIER            SHS              G93285107         296      45,500 SH       SOLE                   45,500
VISHAY PRECISION GROUP INC     COM              92835K103      17,104   1,226,120 SH       SOLE                1,226,120
WAL-MART STORES INC            COM              931142103      31,393     450,274 SH       SOLE                  450,274
DISNEY WALT CO                 COM DISNEY       254687106      14,188     292,534 SH       SOLE                  292,534
WELLS FARGO & CO NEW           COM              949746101      44,137   1,319,890 SH       SOLE                1,319,890
WILSHIRE BANCORP INC           COM              97186T108         375      68,550 SH       SOLE                   68,550
WISDOMTREE INVTS INC           COM              97717P104         104      15,800 SH       SOLE                   15,800
WMS INDS INC                   COM              929297109         235      11,755 SH       SOLE                   11,755